COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

29. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2016	58,299,517
2017	36,986,876
2018	22,383,061
2019	11,978,437
2020	5,573,159
Thereafter	86,494,533
Total	221,715,583

Rental expense under all operating leases were RMB9,385,783 RMB22,285,551 and RMB18,035,038 for the years ended December 31, 2013, 2014 and 2015, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group's total future payments under these purchase agreements amounted to RMB1,209.9 million as of December 31, 2015.

(c) Contingencies

In July 2008, the Company entered into a long-term supply agreement with Wuxi Zhongcai, a producer of virgin polysilicon materials. The Company provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, the Company sued Wuxi Zhongcai in Shangrao City Intermediate People's Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to the Company by an affiliate of Wuxi Zhongcai. In January 2013, the Company notified Wuxi Zhongcai to terminate our long-term supply agreement. In February 2013, Wuxi Zhongcai sued the Company in Shanghai Pudong New Area People's Court for approximately RMB2.7 million for breaching the contract by failing to make allegedly required payments. The Company considered the recovery of the RMB93.2 million unlikely as a result of the polysilicon market conditions, the mutually alleged claims and the adverse developments in the operations of Wuxi Zhongcai and recorded provisions of RMB93.2 million for the balance of our prepayment to Wuxi Zhongcai. As of the date of this report, these suits are still pending. The Company is unable to reliably estimate the probability of prevailing in the case and the scope of any liabilities.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the “U.S. Securities Action”). On June 1, 2012, the court-appointed lead plaintiffs filed an amended complaint (the “Amended Complaint”). In addition to JinkoSolar, the Amended Complaint also named as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang (the “Individual Defendants”), and the underwriters of our initial public offering in May 2010. The lead plaintiffs in the U.S. Securities Action sought to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 20, 2011, inclusive. The plaintiffs alleged that the defendants violated Sections 11 and 12(a)(2) of the Securities Act and Section 10(b) of the Exchange Act by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar's compliance with environmental regulations at its Haining facility. The Amended Complaint also asserted claims against the Individual Defendants for control person liability under Section 15 of the Securities Act and Section 20(a) of the Exchange Act. The Amended Complaint sought, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action.

On January 22, 2013, the District Court issued a Memorandum and Order dismissing the Amended Complaint as against all defendants. The plaintiffs appealed the District Court's Order to the United States Court of Appeals for the Second Circuit, which issued an order on July 31, 2014 vacating the District Court's Order and remanding the case to the District Court for further proceedings.

On September 15, 2015, the parties entered into a Stipulation of Settlement, proposing a settlement of the lawsuit, subject to the approval of the District Court. On March 11, 2016, the Court entered an Order and Final Judgment approving the settlement, certifying the proposed class for settlement purposes, and dismissing the Amended Complaint with prejudice. Under the terms of the settlement, the members of the proposed class will receive a settlement fund of US$5.05 million (RMB 32.7 million), less any court-approved fees, among which the Company will contribute US$0.6 million (RMB 3.9 million), and the remaining portion will be funded by JinkoSolar's insurers. The Company has settled the litigation claim of US$0.6 million (RMB 3.9 million) related to this class action in cash during the year ended December 31, 2015 and recorded a charge of US$0.6 million (RMB 3.9 million) in general and administrative expense.

(d) Resolution of a Lawsuit

In April 2015, JinkoSolar Power was informed that Ningxia Tiande Solar Power Co., Ltd. (‘‘TiandeSolar''), a subsidiary acquired by JinkoSolar Power in August 2014, was sued by an individual at a local court in the Ningxia Province. The plaintiff claimed that Tiande Solar, together with three other defendants, provided a guarantee in the Guaranty Contract for certain loan in the borrowing contract (with the amount of RMB 10 million for the term from August 29, 2013 to September 28, 2013, bearing interest at a daily rate of 0.25%) from the plaintiff to a third party in August 2013. Due to the default of the alleged loan, the plaintiff filed the lawsuit against the borrower as well as the four guarantors (TiandeSolar included) and demanded the repayment of the loan and interests in the amount of RMB 15.4 million.

On August 25, 2015, the Shizuishan Intermediate People's Court of Ningxia Hui Autonomous Region made first instance judge that the borrower should repay the loan and interests in the amount of RMB 13.2 million, and the four guarantors (TiandeSolar included) borne joint liabilities for liquidation with the same amount. TiandeSolar received the judgement notice on September 15, 2015. Management believed that some important evidences were omitted in the first instance judge and the claims were without merit. On September 28, 2015, Tiande Solar appealed to a Superior Court against the first judgement. Based on the internal legal counsel's assessment, the loss arising from an unfavourable court decision by the Superior Court was reasonably possible but not probable.

On December 9, 2015, the Superior Court affirmed the first instance judgment and made the final judgement that TiandeSolar lost the lawsuit. On December 30, 2015, TiandeSolar received the ruling documents from the Shizuishan Intermediate People's Court of Ningxia Hui Autonomous Region that the borrower together with the four guarantors (TiandeSolar included) borne joint liabilities for liquidation with total amount of RMB 15.3 million. The management assessed that it is probable that TiandeSolar will borne all the liabilities after evaluation of the financial capabilities of the borrower and the other guarantors, and recorded a full provision of RMB 15.3 million in general and administrative expense during the year ended December 31, 2015.

(e) Guarantees

In July 2014, JinkoSolar Power entered into preferred share agreements with certain investors for the issuance of redeemable convertible preferred shares to such investors. Pursuant to the investment agreement, the investors may request the Company and WWG Investment to redeem preferred shares at their option if a qualified IPO or Sale fails to occur within a prescribed time periods. In substance, the redemption of series A preferred shares was guaranteed by the Company.